Tax Liabilities - Summary of Tax Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Tax Liabilities [Abstract]
Income tax payable	$ 19,682	$ 20,280
Other tax liabilities	1,833	520
Income tax perception	843	159
Digital services VAT withholding	990	341
Other Taxes	0	20
Total	$ 21,515	$ 20,800